Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 17, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable		$ 144,000		$ 0	$ 0
Impairment of Long-Lived Assets Held-for-use		0	0	0	0
Contractual Allowances Percentage		19.00%	19.00%	15.00%	31.00%
Percentage Of Direct-Billed Customers				67.00%	52.00%
Notes Payable, Fair Value Disclosure		11,000		42,000	103,000
Interest Paid		13,000	1,201,000	1,209,000	20,000
Number Of Major Customers		1		1	1
Number Of Major Suppliers		1		1	1
Restricted Cash and Cash Equivalents, Current		50,236		50,180	50,086
Advertising Expense				1,000	67,000
Notes Payable, Related Parties, Current		0		(26,568,554)	(22,525,942)
Debt Conversion, Converted Instrument, Shares Issued	2,732,629
Deferred Finance Costs, Noncurrent, Net		0		(655,018)	0
Deferred Issuance Costs Accrued		0		(154,596)	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				23,520	24,255
Stock Issued During Period, Shares, Conversion of Units	2,932,629
Accounts Payable and Accrued Liabilities [Member]
Significant Accounting Policies [Line Items]
Deferred Offering Costs			63,000
Deferred Issuance Costs Accrued				155,000
Debt Issuance Cost [Member]
Significant Accounting Policies [Line Items]
Debt Conversion, Original Debt, Amount		2,356,000
Letter of Credit [Member]
Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents, Current				50,000	50,000
Notes Payable - Related Party [Member]
Significant Accounting Policies [Line Items]
Debt Conversion, Original Debt, Amount	27,326,287
Pro Forma [Member]
Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents, Current				50,180
Notes Payable, Related Parties, Current				(655,018)
Deferred Finance Costs, Noncurrent, Net				(655,018)
Pro Forma [Member] | Restricted Stock Units (RSUs) [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				264,474
Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		ten years
Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		three years
UAMS [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage		81.00%	84.00%	83.00%	86.00%
UAMS [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage		70.00%		62.00%	85.00%
Related Party [Member]
Significant Accounting Policies [Line Items]
Interest Paid			1,182,000	1,182,000
Notes Payable, Related Parties, Current				$ (26,568,554)
Common Class C [Member]
Significant Accounting Policies [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	2,732,629
Common Class C [Member] | Pro Forma [Member]
Significant Accounting Policies [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				2,591,354
Common Class C And A [Member]
Significant Accounting Policies [Line Items]
Stock Issued During Period, Shares, Conversion of Units	2,932,629			2,791,354